Consolidated Statements of Changes in Stockholders' Equity (USD $)	Preferred Stock [Member]	Preferred Stock [Member] Preferred Stock Series A [Member]	Preferred Stock [Member] Preferred Stock Series D [Member]	Common Stock [Member]	Retained Earnings [Member]	Retained Earnings [Member] Preferred Stock Series A [Member]	Retained Earnings [Member] Preferred Stock Series D [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Preferred Stock Series A [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Preferred Stock Series D [Member]	Total	Preferred Stock Series A [Member]	Preferred Stock Series D [Member]
Balance at Dec. 31, 2012	$ 3,868,807			$ 12,061,153	$ 16,367,187			$ (59,846)			$ 32,237,301
Balance (in shares) at Dec. 31, 2012				3,542,984
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	0			0	2,889,351			0			2,889,351
Other comprehensive income	0			0	0			18,423			18,423
Common stock options exercised, net of shares surrendered in cashless exchange (in shares)											0
Dividends declared on convertible preferred stock		0	0	0		(119,294)	(64,129)		0	0		(119,294)	(64,129)
Dividends declared on common stock	0			0	(744,026)			0			(744,026)
Balance at Dec. 31, 2013	3,868,807			12,061,153	18,329,089			(41,423)			34,217,626
Balance (in shares) at Dec. 31, 2013				3,542,984
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	0			0	3,443,569			0			3,443,569
Other comprehensive income	0			0	0			33,481			33,481
Common stock options exercised, net of shares surrendered in cashless exchange	0			40,327	0			0			40,327
Common stock options exercised, net of shares surrendered in cashless exchange (in shares)				6,681							19,003
Dividends declared on convertible preferred stock		0	0	0		(119,294)	(64,129)		0	0		(119,294)	(64,129)
Dividends declared on common stock	0			0	(780,926)			0			(780,926)
Balance at Dec. 31, 2014	$ 3,868,807			$ 12,101,480	$ 20,808,309			$ (7,942)			$ 36,770,654
Balance (in shares) at Dec. 31, 2014				3,549,665